Taxes (Details) - Schedule of Aggregate Deferred Tax Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Aggregate Deferred Tax Assets [Abstract]
Net operating loss carry forwards	$ 2,787,876	$ 2,305,767	$ 1,457,716
Share-based compensation expenses	681,424	607,288	455,055
Less: valuation allowance	(3,469,300)	(2,913,055)	(1,912,771)
Deferred tax asset, net